Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period consist of the following:

	2023	2022
Cash and bank balances	Ps. 6,101	Ps. 5,828
Cash equivalents (see Note 3.5)	24,959	34,449
Total	Ps. 31,060	Ps. 40,277